SEGMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT
Number of operating segments | segment	2	2
Net revenues	¥ 1,202,670	$ 174,371	¥ 720,768	¥ 415,514
Segment profit	471,987	$ 68,432	381,796	238,914
LiDAR segment | Operating segments
SEGMENT
Net revenues	1,178,703		701,235	346,915
Cost of revenues	720,300		330,769	155,986
Segment profit	458,403		370,466	190,929
Gas detection segment | Operating segments
SEGMENT
Net revenues	23,967		19,533	68,599
Cost of revenues	10,383		8,203	20,614
Segment profit	¥ 13,584		¥ 11,330	¥ 47,985